The following is a supplement to your Putnam Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred) prospectus. Please review and retain this supplement with your current prospectus. If you have any questions, call 1-800-390-1277.

Allstate Life Insurance Company

Allstate Financial Advisors Separate Account I

Supplement, dated December 15, 2005

to the

Prospectus dated April 30, 2005 for the

Putnam Allstate Advisor Variable Annuities (Advisor, Advisor Plus, Advisor Preferred)

This supplement amends the above-referenced prospectus for the Putnam Allstate Advisor, Putnam Allstate Advisor Plus and Putnam Allstate Advisor Preferred variable annuity contracts (the "Contracts"), offered by Allstate Life Insurance Company. Please keep this supplement for future reference together with your prospectus. The terms we use in this supplement have the same meanings as in the prospectus for the Contracts. The purpose of this supplement is to update and correct certain values in the Accumulation Unit Value charts.

Your prospectus is amended as follows:

Page 49: Replace the referenced values of the Putnam Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Inception (Basic Contract) Accumulation Unit Value Chart with the following values:

Sub-Accounts	2004
Putnam VT Capital Appreciation - Class IB Sub-Account
Number of Units Outstanding, End of Period	1,054,442
Putnam VT Capital Opportunities - Class IB Sub-Account
Number of Units Outstanding, End of Period	131,709
Putnam VT Discovery Growth - Class IB Sub-Account
Number of Units Outstanding, End of Period	2,192,703
Putnam VT Health Sciences - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.599
Putnam VT International New Opportunities - Class IB Sub-Account
Number of Units Outstanding, End of Period	1,655,151

Page 55: Replace the referenced values of the Putnam Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered (Basic Contract) Accumulation Unit Value Chart with the following values:

Sub-Accounts	2004
Putnam VT American Government Income - Class IB Sub-Account
Number of Units Outstanding, End of Period	774,385
Putnam VT Capital Appreciation – Class IB Sub-Account
Number of Units Outstanding, End of Period	255,121
Putnam VT Capital Opportunities - Class IB Sub-Account
Accumulation Unit Value, End of Period	14.996
Number of Units Outstanding, End of Period	42,153
Putnam VT Discovery Growth - Class IB Sub-Account
Number of Units Outstanding, End of Period	449,437
Putnam VT Diversified Income - Class IB Sub-Account
Number of Units Outstanding, End of Period	632,727

Putnam VT Equity Income - Class IB Sub-Account
Number of Units Outstanding, End of Period	188,811
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Number of Units Outstanding, End of Period	971,868
Putnam VT Global Asset Allocation – Class IB Sub-Account
Number of Units Outstanding, End of Period	289,693
Putnam VT Global Equity - Class IB Sub-Account
Number of Units Outstanding, End of Period	995,953
Putnam VT Growth and Income - Class IB Sub-Account
Number of Units Outstanding, End of Period	3,521,914
Putnam VT Growth Opportunities - Class IB Sub-Account
Number of Units Outstanding, End of Period	895,790
Putnam VT Health Sciences - Class IB Sub-Account
Number of Units Outstanding, End of Period	665,910
Putnam VT High Yield - Class IB Sub-Account
Number of Units Outstanding, End of Period	664,379
Putnam VT Income - Class IB Sub-Account
Number of Units Outstanding, End of Period	1,165,180
Putnam VT International Equity - Class IB Sub-Account
Number of Units Outstanding, End of Period	1,752,696
Putnam VT International Growth and Income - Class IB Sub-Account
Number of Units Outstanding, End of Period	482,951
Putnam VT International New Opportunities - Class IB Sub-Account
Number of Units Outstanding, End of Period	659,561
Putnam VT Investors - Class IB Sub-Account
Number of Units Outstanding, End of Period	1,964,220
Putnam VT Mid Cap Value - Class IB Sub-Account
Number of Units Outstanding, End of Period	61,904
Putnam VT Money Market - Class IB Sub-Account
Number of Units Outstanding, End of Period	354,012
Putnam VT New Opportunities - Class IB Sub-Account
Number of Units Outstanding, End of Period	3,059,669
Putnam VT New Value - Class IB Sub-Account
Number of Units Outstanding, End of Period	722,396
Putnam VT OTC & Emerging Growth - Class IB Sub-Account
Number of Units Outstanding, End of Period	1,731,937
Putnam VT Research - Class IB Sub-Account
Accumulation Unit Value, End of Period	8.237
Number of Units Outstanding, End of Period	1,117,325
Putnam VT Small Cap Value - Class IB Sub-Account
Number of Units Outstanding, End of Period	686,360
Putnam VT Utilities Growth and Income - Class IB Sub-Account
Number of Units Outstanding, End of Period	451,239
Putnam VT Vista - Class IB Sub-Account
Number of Units Outstanding, End of Period	1,668,702
Putnam VT Voyager - Class IB Sub-Account
Number of Units Outstanding, End of Period	5,581,389

Page 58: Replace the referenced values of the Putnam Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered (With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option)(Ages 66-75) Accumulation Unit Value Chart with the following values:

Sub-Accounts	2004
Putnam VT Growth and Income – Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.699

Page 61: Replace the referenced values of the Putnam Allstate Advisor Preferred Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts were First Offered (Basic Contract) Accumulation Unit Value Chart with the following values:

Sub-Accounts	2004
Putnam VT Capital Appreciation - Class IB Sub-Account
Number of Units Outstanding, End of Period	22,292
Putnam VT Discovery Growth - Class IB Sub-Account
Number of Units Outstanding, End of Period	52,620
Putnam VT Mid Cap Value - Class IB Sub-Account
Number of Units Outstanding, End of Period	9,092

Appendix B-Accumulation Unit Values

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.

Putnam Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Inception* (Basic Contract)*

For the Years Beginning January 1* and Ending December 31,
Sub-Accounts	1999	2000	2001	2002	2003
Putnam VT American Government Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	$10.000	$11.115	$11.695	$12.573
Accumulation Unit Value, End of Period	N/A	$11.115	$11.695	$12.573	$12.609
Number of Units Outstanding, End of Period	N/A	290,129	2,363,866	5,294,568	3,674,800
Putnam VT Capital Appreciation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	$10.000	$9.131	$7.763	$5.952
Accumulation Unit Value, End of Period	N/A	$9.131	$7.763	$5.952	$7.335
Number of Units Outstanding, End of Period	N/A	45,272	514,152	1,004,523	1,082,865
Putnam VT Capital Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	N/A	N/A	$10.000
Accumulation Unit Value, End of Period	N/A	N/A	N/A	N/A	$12.932
Number of Units Outstanding, End of Period	N/A	N/A	N/A	N/A	50,035
Putnam VT Discovery Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	$10.000	$7.312	$5.000	$3.475
Accumulation Unit Value, End of Period	N/A	$7.312	$5.000	$3.475	$4.530
Number of Units Outstanding, End of Period	N/A	100,680	829,339	2,496,402	2,494,973
Putnam VT Diversified Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.866	$9.727	$9.942	$10.397
Accumulation Unit Value, End of Period	$9.866	$9.727	$9.942	$10.397	$12.326
Number of Units Outstanding, End of Period	1,112,113	3,898,771	4,832,628	4,754,348	4,749,282
Putnam VT Equity Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	N/A	N/A	$10.000
Accumulation Unit Value, End of Period	N/A	N/A	N/A	N/A	$12.049
Number of Units Outstanding, End of Period	N/A	N/A	N/A	N/A	487,346
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.299	$10.067	$9.986	$8.998
Accumulation Unit Value, End of Period	$9.299	$10.067	$9.986	$8.998	$10.400
Number of Units Outstanding, End of Period	2,629,405	6,032,053	9,159,103	10,982,873	10,972,600
Putnam VT Global Asset Allocation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.698	$10.051	$9.079	$7.843
Accumulation Unit Value, End of Period	$10.698	$10.051	$9.079	$7.843	$9.441
Number of Units Outstanding, End of Period	216,789	838,889	1,074,406	1,182,016	1,274,558
Putnam VT Global Equity - Class IB Sub-Account

Accumulation Unit Value, Beginning of Period	$10.000	$15.665	$10.868	$7.537	$5.776
Accumulation Unit Value, End of Period	$15.665	$10.868	$7.537	$5.776	$7.371
Number of Units Outstanding, End of Period	809,571	4,838,412	6,111,405	5,397,212	4,674,596
Putnam VT Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.172	$9.776	$9.036	$7.228
Accumulation Unit Value, End of Period	$9.172	$9.776	$9.036	$7.228	$9.093
Number of Units Outstanding, End of Period	10,446,547	30,632,434	41,176,940	40,665,022	37,569,817
Putnam VT Growth Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	$10.000	$7.434	$4.985	$3.471
Accumulation Unit Value, End of Period	N/A	$7.434	$4.985	$3.471	$4.217
Number of Units Outstanding, End of Period	N/A	2,350,234	3,982,639	3,866,973	3,577,793
Putnam VT Health Sciences - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.597	$14.545	$11.525	$9.066
Accumulation Unit Value, End of Period	$10.597	$14.545	$11.525	$9.066	$10.590
Number of Units Outstanding, End of Period	1,037,948	4,204,909	5,293,270	5,061,022	4,305,615
Putnam VT High Yield - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.934	$8.976	$9.186	$9.006
Accumulation Unit Value, End of Period	$9.934	$8.976	$9.186	$9.006	$11.253
Number of Units Outstanding, End of Period	688,505	2,014,173	3,022,834	3,421,713	3,878,022
Putnam VT Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.714	$10.341	$10.956	$11.672
Accumulation Unit Value, End of Period	$9.714	$10.341	$10.956	$11.672	$12.036
Number of Units Outstanding, End of Period	994,313	3,295,896	7,057,751	9,130,281	7,973,945
Putnam VT International Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$14.427	$12.885	$10.100	$8.212
Accumulation Unit Value, End of Period	$14.427	$12.885	$10.100	$8.212	$10.422
Number of Units Outstanding, End of Period	1,416,491	6,476,055	8,261,200	8,662,245	7,746,900
Putnam VT International Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.968	$10.976	$8.582	$7.308
Accumulation Unit Value, End of Period	$10.968	$10.976	$8.582	$7.308	$9.948
Number of Units Outstanding, End of Period	515,493	1,708,041	2,339,655	2,539,671	2,353,192
Putnam VT International New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$18.134	$10.984	$7.736	$6.598
Accumulation Unit Value, End of Period	$18.134	$10.984	$7.736	$6.598	$8.679
Number of Units Outstanding, End of Period	389,045	2,234,464	2,469,501	2,085,193	1,803,653
Putnam VT Investors - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$12.168	$9.777	$7.762	$5.459
Accumulation Unit Value, End of Period	$12.168	$9.777	$7.262	$5.459	$6.854
Number of Units Outstanding, End of Period	5,517,617	17,977,266	21,424,549	18,768,754	16,209,787
Putnam VT Mid Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	N/A	N/A	$10.000
Accumulation Unit Value, End of Period	N/A	N/A	N/A	N/A	$12.801
Number of Units Outstanding, End of Period	N/A	N/A	N/A	N/A	127,975
Putnam VT Money Market - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.231	$10.693	$10.956	$10.948
Accumulation Unit Value, End of Period	$10.231	$10.693	$10.956	$10.948	$10.866
Number of Units Outstanding, End of Period	1,261,646	1,736,595	5,663,312	6,153,309	3,214,835
Putnam VT New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$15.692	$11.436	$7.889	$5.413
Accumulation Unit Value, End of Period	$15.692	$11.436	$7.889	$5.413	$7.079
Number of Units Outstanding, End of Period	2,351,890	11,371,847	13,605,364	12,064,671	10,700,366
Putnam VT New Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.795	$10.629	$10.844	$9.037
Accumulation Unit Value, End of Period	$8.795	$10.629	$10.844	$9.037	$11.823

Number of Units Outstanding, End of Period	626,817	1,659,981	3,902,049	5,140,780	5,077,407
Putnam VT OTC & Emerging Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$19.838	$9.581	$5.137	$3.438
Accumulation Unit Value, End of Period	$19.838	$9.581	$5.137	$3.438	$4.608
Number of Units Outstanding, End of Period	697,007	4,036,834	5,465,555	5,043,270	4,399,346
Putnam VT Research - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.598	$11.226	$8.997	$6.912
Accumulation Unit Value, End of Period	$11.598	$11.226	$8.997	$6.912	$8,554
Number of Units Outstanding, End of Period	1,575,893	4,896,412	7,607,622	7,958,204	7,234,661
Putnam VT Small Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.302	$12.660	$14.768	$11.918
Accumulation Unit Value, End of Period	$10.302	$12.660	$14.768	$11.918	$17.613
Number of Units Outstanding, End of Period	451,498	1,493,692	3,217,546	3,938,066	3,816,634
Putnam VT Utilities Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.987	$11.590	$8.890	$6.664
Accumulation Unit Value, End of Period	$9.987	$11.590	$8.890	$6.664	$8.214
Number of Units Outstanding, End of Period	585,124	2,469,334	3,792,637	3,297,734	2,914,799
Putnam VT Vista - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$14.088	$13.344	$8.762	$6.004
Accumulation Unit Value, End of Period	$14.088	$13.344	$8.762	$6.004	$7.896
Number of Units Outstanding, End of Period	824,655	4,772,927	6,616,756	6,155,312	5,715,213
Putnam VT Voyager - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$14.326	$11.808	$9.047	$6.563
Accumulation Unit Value, End of Period	$14.326	$11.808	$9.047	$6.563	$8,096
Number of Units Outstanding, End of Period	6,006,888	21,009,950	25,627,193	24,658,871	22,860,340

For the Years Beginning January 1* and Ending December 31,
Sub-Accounts	2004
Putnam VT American Government Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$12.609
Accumulation Unit Value, End of Period	$12.782
Number of Units Outstanding, End of Period	2,837,165
Putnam VT Capital Appreciation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$7.335
Accumulation Unit Value, End of Period	$8.309
Number of Units Outstanding, End of Period	1,054,442
Putnam VT Capital Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$12.932
Accumulation Unit Value, End of Period	$15.085
Number of Units Outstanding, End of Period	131,709
Putnam VT Discovery Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$4.530
Accumulation Unit Value, End of Period	$4.813
Number of Units Outstanding, End of Period	2,192,703
Putnam VT Diversified Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$12.326
Accumulation Unit Value, End of Period	$13.292
Number of Units Outstanding, End of Period	4,335,857
Putnam VT Equity Income - Class IB Sub-Account

Accumulation Unit Value, Beginning of Period	$12.049
Accumulation Unit Value, End of Period	$13.305
Number of Units Outstanding, End of Period	966,045
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.400
Accumulation Unit Value, End of Period	$11.113
Number of Units Outstanding, End of Period	10,383,824
Putnam VT Global Asset Allocation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$9.441
Accumulation Unit Value, End of Period	$10.172
Number of Units Outstanding, End of Period	1,294,368
Putnam VT Global Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$7.371
Accumulation Unit Value, End of Period	$8.274
Number of Units Outstanding, End of Period	4,145,841
Putnam VT Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$9.093
Accumulation Unit Value, End of Period	$9.977
Number of Units Outstanding, End of Period	33,933,348
Putnam VT Growth Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$4.217
Accumulation Unit Value, End of Period	$4.237
Number of Units Outstanding, End of Period	3,264,882
Putnam VT Health Sciences - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.599
Accumulation Unit Value, End of Period	$11.212
Number of Units Outstanding, End of Period	3,733,811
Putnam VT High Yield - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$11.253
Accumulation Unit Value, End of Period	$12.284
Number of Units Outstanding, End of Period	3,133,920
Putnam VT Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$12.036
Accumulation Unit Value, End of Period	$12.413
Number of Units Outstanding, End of Period	6,879,618
Putnam VT International Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.422
Accumulation Unit Value, End of Period	$11.959
Number of Units Outstanding, End of Period	7,071,496
Putnam VT International Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$9.948
Accumulation Unit Value, End of Period	$11.885
Number of Units Outstanding, End of Period	2,551,653
Putnam VT International New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$8.679
Accumulation Unit Value, End of Period	$9.714
Number of Units Outstanding, End of Period	1,655,151
Putnam VT Investors - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$6.854
Accumulation Unit Value, End of Period	$7.624
Number of Units Outstanding, End of Period	14,389,737
Putnam VT Mid Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$12.801
Accumulation Unit Value, End of Period	$14.594
Number of Units Outstanding, End of Period	342,661

Putnam VT Money Market - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.866
Accumulation Unit Value, End of Period	$10.801
Number of Units Outstanding, End of Period	2,089,312
Putnam VT New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$7.079
Accumulation Unit Value, End of Period	$7.711
Number of Units Outstanding, End of Period	9,334,600
Putnam VT New Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$11.823
Accumulation Unit Value, End of Period	$13.476
Number of Units Outstanding, End of Period	5,101,539
Putnam VT OTC & Emerging Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$4.608
Accumulation Unit Value, End of Period	$4.938
Number of Units Outstanding, End of Period	3,983,733
Putnam VT Research - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$8,554
Accumulation Unit Value, End of Period	$9.086
Number of Units Outstanding, End of Period	6,387,752
Putnam VT Small Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$17.613
Accumulation Unit Value, End of Period	$21.952
Number of Units Outstanding, End of Period	3,524,769
Putnam VT Utilities Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$8.214
Accumulation Unit Value, End of Period	$9.864
Number of Units Outstanding, End of Period	2,664,057
Putnam VT Vista - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$7.896
Accumulation Unit Value, End of Period	$9.248
Number of Units Outstanding, End of Period	5,295,113
Putnam VT Voyager - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$8,096
Accumulation Unit Value, End of Period	$8.397
Number of Units Outstanding, End of Period	20,364,325

* The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. All of the Variable Sub-Accounts were first offered under the Contracts as of April 30, 1999, except as follows: the Putnam VT American Government Income - Class IB Sub-Account and Putnam VT Growth Opportunities - Class IB Sub-Account s were first offered as of February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities - Class IB Sub-Account , Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

Putnam Allstate Advisor Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Inception* (With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option)(Ages 66-75)

For the Years Beginning January 1* and Ending December 31,
Sub-Accounts	2001	2002	2003	2004
Putnam VT American Government Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$6.385	$6.829	$6,814
Accumulation Unit Value, End of Period	$6.385	$6.829	$6,814	$6.873
Number of Units Outstanding, End of Period	58,418	131,089	52,957	48,825
Putnam VT Capital Appreciation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.729	$5.897	$7.230
Accumulation Unit Value, End of Period	$7.729	$5.897	$7.230	$8.148
Number of Units Outstanding, End of Period	21,995	27,375	26,601	25,036
Putnam VT Capital Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	$10.000	$12.889
Accumulation Unit Value, End of Period	N/A	N/A	$12.889	$14.958
Number of Units Outstanding, End of Period	N/A	N/A	0	0
Putnam VT Discovery Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$4.976	$3.443	$4,465
Accumulation Unit Value, End of Period	$4.976	$3.443	$4,465	$4.720
Number of Units Outstanding, End of Period	5,054	22,613	23,562	36,355
Putnam VT Diversified Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.878	$10.278	$12.123
Accumulation Unit Value, End of Period	$9.878	$10.278	$12.123	$13.007
Number of Units Outstanding, End of Period	22,518	41,427	54,550	43,863
Putnam VT Equity Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	$10.000	$12.008
Accumulation Unit Value, End of Period	N/A	N/A	$12.008	$13.192
Number of Units Outstanding, End of Period	N/A	N/A	2,940	6,794
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.921	$8.895	$10.229
Accumulation Unit Value, End of Period	$9.921	$8.895	$10.229	$10.875
Number of Units Outstanding, End of Period	127,345	179,068	184,577	180,193
Putnam VT Global Asset Allocation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.021	$7.754	$9.286
Accumulation Unit Value, End of Period	$9.021	$7.754	$9.286	$9.954
Number of Units Outstanding, End of Period	7,070	16,679	11,857	12,956
Putnam VT Global Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.488	$5.710	$7.249
Accumulation Unit Value, End of Period	$7.488	$5.710	$7.249	$8.097
Number of Units Outstanding, End of Period	22,915	34,451	28,616	26,861
Putnam VT Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.978	$7.146	$8.943
Accumulation Unit Value, End of Period	$8.978	$7.146	$8.943	$9.763
Number of Units Outstanding, End of Period	324,802	567,551	582,077	533,135
Putnam VT Growth Opportunities - Class IB Sub-Account

Accumulation Unit Value, Beginning of Period	$10.000	$4.958	$3.435	$4.153
Accumulation Unit Value, End of Period	$4.958	$3.435	$4.153	$4.151
Number of Units Outstanding, End of Period	29,628	45,841	50,076	70,265
Putnam VT Health Sciences - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.451	$8.962	$10.425
Accumulation Unit Value, End of Period	$11.451	$8.962	$10.425	$10.972
Number of Units Outstanding, End of Period	22,742	33,088	28,546	24,265
Putnam VT High Yield - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.127	$8.903	$11.068
Accumulation Unit Value, End of Period	$9.127	$8.903	$11.068	$12.021
Number of Units Outstanding, End of Period	22,005	23,812	31,430	34,476
Putnam VT Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.886	$11.538	$11.838
Accumulation Unit Value, End of Period	$10.886	$11.538	$11.838	$12.147
Number of Units Outstanding, End of Period	62,415	109,722	106,926	91,879
Putnam VT International Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.035	$8.117	$10.251
Accumulation Unit Value, End of Period	$10.035	$8.117	$10.251	$11.703
Number of Units Outstanding, End of Period	60,861	86,554	88,560	86,248
Putnam VT International Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.527	$7.225	$9.785
Accumulation Unit Value, End of Period	$8.527	$7.225	$9.785	$11.631
Number of Units Outstanding, End of Period	21,873	25,421	27,500	43,504
Putnam VT International New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.686	$6.522	$8.536
Accumulation Unit Value, End of Period	$7.686	$6.522	$8.536	$9.506
Number of Units Outstanding, End of Period	2,496	8,580	8,698	20,499
Putnam VT Investors - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.215	$5.396	$6.741
Accumulation Unit Value, End of Period	$7.215	$5.396	$6.741	$7.460
Number of Units Outstanding, End of Period	166,058	228,112	234,616	231,633
Putnam VT Mid Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	$10.000	$12.758
Accumulation Unit Value, End of Period	N/A	N/A	$12.758	$14.471
Number of Units Outstanding, End of Period	N/A	N/A	0	2,324
Putnam VT Money Market - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.886	$10.823	$10.687
Accumulation Unit Value, End of Period	$10.886	$10.823	$10.687	$10.569
Number of Units Outstanding, End of Period	25,833	53,866	34,330	7,367
Putnam VT New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.838	$5.351	$6.963
Accumulation Unit Value, End of Period	$7.838	$5.351	$6.963	$7.546
Number of Units Outstanding, End of Period	32,732	65,036	58,243	45,643
Putnam VT New Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.774	$8.934	$11.628
Accumulation Unit Value, End of Period	$10.774	$8.934	$11.628	$13.187
Number of Units Outstanding, End of Period	37,325	45,790	37,401	41,170
Putnam VT OTC & Emerging Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$5.104	$3.399	$4.532
Accumulation Unit Value, End of Period	$5.104	$3.399	$4.532	$4.832
Number of Units Outstanding, End of Period	20,137	27,603	26,862	45,210
Putnam VT Research - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.940	$6.833	$8.413
Accumulation Unit Value, End of Period	$8.940	$6.833	$8.413	$8.891
Number of Units Outstanding, End of Period	51,591	65,389	55,723	56,533

Putnam VT Small Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$14.673	$11.782	$17.323
Accumulation Unit Value, End of Period	$14.673	$11.782	$17.323	$21.482
Number of Units Outstanding, End of Period	28,740	49,332	48,767	51,298
Putnam VT Utilities Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.832	$6.588	$8.079
Accumulation Unit Value, End of Period	$8.832	$6.588	$8.079	$9.652
Number of Units Outstanding, End of Period	34,138	42,749	34,959	18,127
Putnam VT Vista - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.705	$5.936	$7.766
Accumulation Unit Value, End of Period	$8.705	$5.936	$7.766	$9.050
Number of Units Outstanding, End of Period	36,838	60,476	52,444	34,611
Putnam VT Voyager - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.988	$6.488	$7.962
Accumulation Unit Value, End of Period	$8.988	$6.488	$7.962	$8.217
Number of Units Outstanding, End of Period	138,792	272,235	270,139	221,519

*The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Account s, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

Putnam Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (Basic Contract)

For the Years Beginning January 1* and Ending December 31,
Sub-Accounts	2000	2001	2002	2003	2004
Putnam VT American Government Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.893	$11.420	$12.234	$12.225
Accumulation Unit Value, End of Period	$10.893	$11.420	$12.234	$12.225	$12.350
Number of Units Outstanding, End of Period	142,098	567,317	1,131656	952,963	774,385
Putnam VT Capital Appreciation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.124	$7.728	$5.905	$7.251
Accumulation Unit Value, End of Period	$9.124	$7.728	$5.905	$7.251	$8.184
Number of Units Outstanding, End of Period	15,427	99,589	183,708	229,756	255,121
Putnam VT Capital Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	N/A	$10.000	$12.902
Accumulation Unit Value, End of Period	N/A	N/A	N/A	$12.902	$14.996
Number of Units Outstanding, End of Period	N/A	N/A	N/A	26,725	42,153
Putnam VT Discovery Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.306	$4.976	$3.448	$4.478
Accumulation Unit Value, End of Period	$7.306	$4.976	$3.448	$4.478	$4.740
Number of Units Outstanding, End of Period	38,463	208,794	471,941	474,031	449,437
Putnam VT Diversified Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.768	$9.949	$10.367	$12.247
Accumulation Unit Value, End of Period	$9.768	$9.949	$10.367	$12.247	$13.160
Number of Units Outstanding, End of Period	408,472	568,856	610,754	647,678	632,727
Putnam VT Equity Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	N/A	$10.000	$12.020
Accumulation Unit Value, End of Period	N/A	N/A	N/A	$12.020	$13.226
Number of Units Outstanding, End of Period	N/A	N/A	N/A	99,922	188,811
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.505	$11.371	$10.210	$11.759
Accumulation Unit Value, End of Period	$11.505	$11.371	$10.210	$11.759	$12.521
Number of Units Outstanding, End of Period	258,198	649,917	878,102	982,668	971,868
Putnam VT Global Asset Allocation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.696	$8.728	$7.513	$9.011
Accumulation Unit Value, End of Period	$9.696	$8.728	$7.513	$9.011	$9.675
Number of Units Outstanding, End of Period	122,143	194,527	222,862	233,628	289,693
Putnam VT Global Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.097	$4.904	$3.745	$4.762
Accumulation Unit Value, End of Period	$7.097	$4.904	$3.745	$4.762	$5.327
Number of Units Outstanding, End of Period	1,185,338	1,401,185	1,201,753	1,082,922	995,953
Putnam VT Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.806	$10.874	$8.668	$10.865
Accumulation Unit Value, End of Period	$11.806	$10.874	$8.668	$10.865	$11.879
Number of Units Outstanding, End of Period	2,249,328	3,498,120	3,775,787	3,699,874	3,521,914
Putnam VT Growth Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.504	$5.013	$3.478	$4.212
Accumulation Unit Value, End of Period	$7.504	$5.013	$3.478	$4.212	$4.217

Number of Units Outstanding, End of Period	905,846	1,117,118	1,118,175	1,033,180	895,790
Putnam VT Health Sciences - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$12.025	$9.494	$7.442	$8.669
Accumulation Unit Value, End of Period	$12.025	$9.494	$7.442	$8.669	$9.138
Number of Units Outstanding, End of Period	792,412	923,593	839,675	729,634	665,910
Putnam VT High Yield - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.944	$9.121	$8.910	$11.095
Accumulation Unit Value, End of Period	$8.944	$9.121	$8.910	$11.095	$12.068
Number of Units Outstanding, End of Period	264,864	574,693	663,558	937,805	664,379
Putnam VT Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.531	$11.118	$11.803	$12,128
Accumulation Unit Value, End of Period	$10.531	$11.118	$11.803	$12,128	$12.463
Number of Units Outstanding, End of Period	367,229	895,677	1,356,981	1,268,394	1,165,180
Putnam VT International Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.786	$6.863	$5.560	$7.031
Accumulation Unit Value, End of Period	$8.786	$6.863	$5.560	$7.031	$8.040
Number of Units Outstanding, End of Period	1,348,523	1,822,954	2,026,738	1,837,231	1,752,696
Putnam VT International Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.441	$8.135	$6.903	$9.363
Accumulation Unit Value, End of Period	$10.441	$8.135	$6.903	$9.363	$11.146
Number of Units Outstanding, End of Period	147,662	271,827	333,378	353,223	482,951
Putnam VT International New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$5.654	$3.968	$3.372	$4.420
Accumulation Unit Value, End of Period	$5.654	$3.968	$3.372	$4.420	$4.930
Number of Units Outstanding, End of Period	771,330	807,273	733,368	682,118	659,561
Putnam VT Investors - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.593	$6.360	$4.764	$5.960
Accumulation Unit Value, End of Period	$8.593	$6.360	$4.764	$5.960	$6.606
Number of Units Outstanding, End of Period	2,007,034	2,468,141	2,348,872	2,195,031	1,964,220
Putnam VT Mid Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	N/A	$10.000	$12.771
Accumulation Unit Value, End of Period	N/A	N/A	N/A	$12.771	$14.507
Number of Units Outstanding, End of Period	N/A	N/A	N/A	23,847	61,904
Putnam VT Money Market - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.363	$10.580	$10.535	$10.419
Accumulation Unit Value, End of Period	$10.363	$10.580	$10.535	$10.419	$10.319
Number of Units Outstanding, End of Period	677,833	1,276,207	1,380,044	603,289	354,012
Putnam VT New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$6.803	$4.676	$3.197	$4.166
Accumulation Unit Value, End of Period	$6.803	$4.676	$3.197	$4.166	$4.522
Number of Units Outstanding, End of Period	3,065,757	4,113,616	3,660,821	3,434,406	3,059,669
Putnam VT New Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$13.368	$13.590	$11.286	$14,712
Accumulation Unit Value, End of Period	$13.368	$13.590	$11.286	$14,712	$16.710
Number of Units Outstanding, End of Period	137,732	486,848	555,533	697,978	722,396
Putnam VT OTC & Emerging Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$4.098	$2.189	$1.460	$1.950
Accumulation Unit Value, End of Period	$4.098	$2.189	$1.460	$1.950	$2.082
Number of Units Outstanding, End of Period	1,454,821	1,750,234	1,682,272	1,612,736	1,731,937
Putnam VT Research - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.323	$8.244	$6.310	$7.782
Accumulation Unit Value, End of Period	$10.323	$8.244	$6.310	$7.782	$8.237
Number of Units Outstanding, End of Period	678,431	1,124,934	1,216,893	1,194,269	1,117,325

Putnam VT Small Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.995	$13.942	$11.212	$16,511
Accumulation Unit Value, End of Period	$11.995	$13.942	$11.212	$16,511	$20.506
Number of Units Outstanding, End of Period	250,516	787,960	687,034	731,306	686,360
Putnam VT Utilities Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.900	$9.095	$6.794	$8.345
Accumulation Unit Value, End of Period	$11.900	$9.095	$6.794	$8.345	$9.985
Number of Units Outstanding, End of Period	383,145	580,901	514,765	488,811	451,239
Putnam VT Vista - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.498	$5.560	$3.796	$4.975
Accumulation Unit Value, End of Period	$8.498	$5.560	$3.796	$4.975	$5.806
Number of Units Outstanding, End of Period	1,483,252	1,929,970	1,588,580	1,726,281	1,668,702
Putnam VT Voyager - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.020	$6.123	$4.426	$5.440
Accumulation Unit Value, End of Period	$8.020	$6.123	$4.426	$5.440	$5.623
Number of Units Outstanding, End of Period	4,514,031	5,778,357	5,858,475	5,993,492	5,581,389

* The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Account s which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account , Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

Putnam Allstate Advisor Plus Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts Were First Offered* (With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option)(Ages 66-75)

For the Years Beginning January 1* and Ending December 31,
Sub-Accounts	2001	2002	2003	2004
Putnam VT American Government Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.361	$12.108	$12.038
Accumulation Unit Value, End of Period	$11.361	$12.108	$12.038	$12.099
Number of Units Outstanding, End of Period	1,000	7,267	4,383	1,991
Putnam VT Capital Appreciation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.695	$5.850	$7.147
Accumulation Unit Value, End of Period	$7.695	$5.850	$7.147	$8.026
Number of Units Outstanding, End of Period	29,837	6,984	5,430	4,055
Putnam VT Capital Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	$10.000	$12.858
Accumulation Unit Value, End of Period	N/A	N/A	$12.858	$14.869
Number of Units Outstanding, End of Period	N/A	N/A	0	0
Putnam VT Discovery Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$4.954	$3.415	$4.414
Accumulation Unit Value, End of Period	$4.954	$3.415	$4.414	$4.649
Number of Units Outstanding, End of Period	2,847	6,238	6,484	4,114
Putnam VT Diversified Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.897	$10.261	$12.060
Accumulation Unit Value, End of Period	$9.897	$10.261	$12.060	$12.893
Number of Units Outstanding, End of Period	2,190	5,785	5,649	5,248
Putnam VT Equity Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	$10.000	$11.980
Accumulation Unit Value, End of Period	N/A	N/A	$11.980	$13.114
Number of Units Outstanding, End of Period	N/A	N/A	0	948
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.312	$10.106	$11.579
Accumulation Unit Value, End of Period	$11.312	$10.106	$11.579	$12.267
Number of Units Outstanding, End of Period	25,504	12,385	5,120	6,112
Putnam VT Global Asset Allocation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.839	$7.435	$8.873
Accumulation Unit Value, End of Period	$8.839	$7.435	$8.873	$9.478
Number of Units Outstanding, End of Period	0	0	144	2,803
Putnam VT Global Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$4.879	$3.707	$4.690
Accumulation Unit Value, End of Period	$4.879	$3.707	$4.690	$5.219
Number of Units Outstanding, End of Period	26,829	29,903	30,543	27,624
Putnam VT Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.817	$8.579	$10.699
Accumulation Unit Value, End of Period	$10.817	$8.579	$10.699	$11.638
Number of Units Outstanding, End of Period	33,928	23,859	24,421	19,375
Putnam VT Growth Opportunities - Class IB Sub-Account

Accumulation Unit Value, Beginning of Period	$10.000	$4.987	$3.442	$4.147
Accumulation Unit Value, End of Period	$4.987	$3.442	$4.147	$4.131
Number of Units Outstanding, End of Period	11,236	16,141	11,244	6.141
Putnam VT Health Sciences - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.445	$7.365	$8.537
Accumulation Unit Value, End of Period	$9.445	$7.365	$8.537	$8.953
Number of Units Outstanding, End of Period	5,376	2,459	2,869	2,861
Putnam VT High Yield - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.074	$8.819	$10.925
Accumulation Unit Value, End of Period	$9.074	$8.819	$10.925	$11.823
Number of Units Outstanding, End of Period	8,335	5,699	5,169	4,087
Putnam VT Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.060	$11.682	$11.943
Accumulation Unit Value, End of Period	$11.060	$11.682	$11.943	$12.210
Number of Units Outstanding, End of Period	1,497	5,618	7,561	7,272
Putnam VT International Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$6.827	$5.503	$6.924
Accumulation Unit Value, End of Period	$6.827	$5.503	$6.924	$7.876
Number of Units Outstanding, End of Period	935	2,063	2,060	2,057
Putnam VT International Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.093	$6.832	$9.220
Accumulation Unit Value, End of Period	$8.093	$6.832	$9.220	$10.920
Number of Units Outstanding, End of Period	19,643	13,070	9,349	6,715
Putnam VT International New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$3.947	$3.337	$4.352
Accumulation Unit Value, End of Period	$3.947	$3.337	$4.352	$4.829
Number of Units Outstanding, End of Period	2,124	2,209	2,241	14,158
Putnam VT Investors - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$6.327	$4.715	$5.869
Accumulation Unit Value, End of Period	$6.327	$4.715	$5.869	$6.472
Number of Units Outstanding, End of Period	14,715	17,515	18,263	19,996
Putnam VT Mid Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	$10.000	$12.727
Accumulation Unit Value, End of Period	N/A	N/A	$12.727	$14.385
Number of Units Outstanding, End of Period	N/A	N/A	0	895
Putnam VT Money Market - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.525	$10.427	$10.259
Accumulation Unit Value, End of Period	$10.525	$10.427	$10.259	$10.110
Number of Units Outstanding, End of Period	22,255	21,547	33,118	20,017
Putnam VT New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$4.652	$3.164	$4.103
Accumulation Unit Value, End of Period	$4.652	$3.164	$4.103	$4.430
Number of Units Outstanding, End of Period	32,398	21,354	18,721	29,185
Putnam VT New Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$13.519	$11.170	$14.487
Accumulation Unit Value, End of Period	$13.519	$11.170	$14.487	$16.371
Number of Units Outstanding, End of Period	38,407	27,193	20,072	15,505
Putnam VT OTC & Emerging Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$2.178	$1.445	$1.920
Accumulation Unit Value, End of Period	$2.178	$1.445	$1.920	$2.040
Number of Units Outstanding, End of Period	5,178	1,021	1,041	1,872
Putnam VT Research - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.201	$6.246	$7.663
Accumulation Unit Value, End of Period	$8.201	$6.246	$7.663	$8.069
Number of Units Outstanding, End of Period	20,720	17,979	18,167	17,505

Putnam VT Small Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$13.870	$11.097	$16.258
Accumulation Unit Value, End of Period	$13.870	$11.097	$16.258	$20.090
Number of Units Outstanding, End of Period	25,198	14,705	9,043	8,529
Putnam VT Utilities Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.048	$6.724	$8.217
Accumulation Unit Value, End of Period	$9.048	$6.724	$8.217	$9.782
Number of Units Outstanding, End of Period	1,764	2,586	2,952	1,480
Putnam VT Vista - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$5.531	$3.757	$4.899
Accumulation Unit Value, End of Period	$5.531	$3.757	$4.899	$5.688
Number of Units Outstanding, End of Period	30,162	27,098	21,307	11,128
Putnam VT Voyager - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$6.091	$4.381	$5.357
Accumulation Unit Value, End of Period	$6.091	$4.381	$5.357	$5.509
Number of Units Outstanding, End of Period	33,735	29,530	28,706	25,383

* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Plus Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Account s, which were first offered under the Contracts as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10%.

Putnam Allstate Advisor Preferred Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts were First Offered* (Basic Contract)

For the Years Beginning January 1* and Ending December 31,
Sub-Accounts	2000	2001	2002	2003	2004
Putnam VT American Government Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.751	$11.266	$12.062	$12.048
Accumulation Unit Value, End of Period	$10.751	$11.266	$12.062	$12.048	$12.164
Number of Units Outstanding, End of Period	9,946	1,593,598	2,523,864	110,651	77,019
Putnam VT Capital Appreciation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.122	$7.723	$5.898	$7.239
Accumulation Unit Value, End of Period	$9.122	$7.723	$5.898	$7.239	$8.167
Number of Units Outstanding, End of Period	0	26,897	68,181	22,644	22,292
Putnam VT Capital Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	N/A	$10.000	$12.898
Accumulation Unit Value, End of Period	N/A	N/A	N/A	$12.898	$14.983
Number of Units Outstanding, End of Period	N/A	N/A	N/A	410	840
Putnam VT Discovery Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.305	$4.972	$3.444	$4.471
Accumulation Unit Value, End of Period	$7.305	$4.972	$3.444	$4.471	$4.730
Number of Units Outstanding, End of Period	12,811	36,498	111,026	72,616	52,620
Putnam VT Diversified Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.922	$10.100	$10.520	$12.421
Accumulation Unit Value, End of Period	$9.922	$10.100	$10.520	$12.421	$13.340
Number of Units Outstanding, End of Period	18,129	74,847	109,144	108,587	97,271
Putnam VT Equity Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	N/A	$10.000	$12.016
Accumulation Unit Value, End of Period	N/A	N/A	N/A	$12.016	$13.215
Number of Units Outstanding, End of Period	N/A	N/A	N/A	14,077	20,641
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.884	$10.752	$9.650	$11.108
Accumulation Unit Value, End of Period	$10.884	$10.752	$9.650	$11.108	$11.822
Number of Units Outstanding, End of Period	18,917	280,246	302,504	230,382	224,523
Putnam VT Global Asset Allocation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.709	$8.735	$7.515	$9.009
Accumulation Unit Value, End of Period	$9.709	$8.735	$7.515	$9.009	$9.668
Number of Units Outstanding, End of Period	4,292	34,542	41,697	18,449	19,576
Putnam VT Global Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.469	$5.158	$3.937	$5.004
Accumulation Unit Value, End of Period	$7.469	$5.158	$3.937	$5.004	$5.595
Number of Units Outstanding, End of Period	34,014	134,233	123,987	106,781	106,315
Putnam VT Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.845	$9.983	$7.954	$9.965
Accumulation Unit Value, End of Period	$10.845	$9.983	$7.954	$9.965	$10.890
Number of Units Outstanding, End of Period	151,615	472,297	714,666	621,051	507,582
Putnam VT Growth Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.365	$4.918	$3.410	$4.128

Accumulation Unit Value, End of Period	$7.365	$4.918	$3.410	$4.128	$4.130
Number of Units Outstanding, End of Period	44,791	85,724	131,338	144,221	82,783
Putnam VT Health Sciences - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$12.219	$9.643	$7.554	$8.796
Accumulation Unit Value, End of Period	$12.219	$9.643	$7.554	$8.796	$9.267
Number of Units Outstanding, End of Period	22,245	84,095	92,807	70,819	59,204
Putnam VT High Yield - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.154	$9.331	$9.111	$11.339
Accumulation Unit Value, End of Period	$9.154	$9.331	$9.111	$11.339	$12.327
Number of Units Outstanding, End of Period	12,348	159,522	193,769	75,897	81,232
Putnam VT Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.615	$11.201	$11.885	$12.206
Accumulation Unit Value, End of Period	$10.615	$11.201	$11.885	$12.206	$12.536
Number of Units Outstanding, End of Period	19,748	113,696	236,548	154,983	143,613
Putnam VT International Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.163	$7.154	$5.792	$7.322
Accumulation Unit Value, End of Period	$9.163	$7.154	$5.792	$7.322	$8.368
Number of Units Outstanding, End of Period	80,312	354,251	386,523	202,442	177,097
Putnam VT International Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.987	$7.778	$6.596	$8.943
Accumulation Unit Value, End of Period	$9.987	$7.778	$6.596	$8.943	$10.641
Number of Units Outstanding, End of Period	6,119	24,248	40,488	34,275	63,619
Putnam VT International New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$6.630	$4.650	$3.950	$5.175
Accumulation Unit Value, End of Period	$6.630	$4.650	$3.950	$5.175	$5.769
Number of Units Outstanding, End of Period	24,185	36,690	46,180	39,709	33,076
Putnam VT Investors - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.355	$6.181	$4.627	$5.786
Accumulation Unit Value, End of Period	$8.355	$6.181	$4.627	$5.786	$6.410
Number of Units Outstanding, End of Period	96,425	227,701	386,343	242,788	193,398
Putnam VT Mid Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	N/A	$10.000	$12.767
Accumulation Unit Value, End of Period	N/A	N/A	N/A	$12.767	$14.495
Number of Units Outstanding, End of Period	N/A	N/A	N/A	2,829	9,092
Putnam VT Money Market - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.292	$10.503	$10.452	$10.332
Accumulation Unit Value, End of Period	$10.292	$10.503	$10.452	$10.332	$10.228
Number of Units Outstanding, End of Period	46,596	306,142	130,887	112,014	72,385
Putnam VT New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.152	$4.914	$3.358	$4.374
Accumulation Unit Value, End of Period	$7.152	$4.914	$3.358	$4.374	$4.745
Number of Units Outstanding, End of Period	144,160	482,149	469,211	510,283	288,975
Putnam VT New Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.986	$12.179	$10.109	$13.171
Accumulation Unit Value, End of Period	$11.986	$12.179	$10.109	$13.171	$14.952
Number of Units Outstanding, End of Period	1,963	135,268	247,974	174,988	137,853
Putnam VT OTC & Emerging Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$6.124	$3.270	$2.180	$2.910
Accumulation Unit Value, End of Period	$6.124	$3.270	$2.180	$2.910	$3.106
Number of Units Outstanding, End of Period	38,575	137,129	178,712	126,145	91,125
Putnam VT Research - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.581	$7.647	$5.851	$7.212
Accumulation Unit Value, End of Period	$9.581	$7.647	$5.851	$7.212	$7.629
Number of Units Outstanding, End of Period	42,347	258,051	209,966	140,148	110,890
Putnam VT Small Cap Value - Class IB Sub-Account

Accumulation Unit Value, Beginning of Period	$10.000	$11.544	$13.411	$10.780	$15.866
Accumulation Unit Value, End of Period	$11.544	$13.411	$10.780	$15.866	$19.695
Number of Units Outstanding, End of Period	10,702	275,088	202,475	157,449	118,419
Putnam VT Utilities Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.208	$8.562	$6.392	$7.848
Accumulation Unit Value, End of Period	$11.208	$8.562	$6.392	$7.848	$9.385
Number of Units Outstanding, End of Period	37,805	97,321	81,197	76.075	81,504
Putnam VT Vista - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.460	$5.532	$3.776	$4.945
Accumulation Unit Value, End of Period	$8.460	$5.532	$3.776	$4.945	$5.769
Number of Units Outstanding, End of Period	121,993	199,434	252,355	353,492	310,050
Putnam VT Voyager - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.220	$6.272	$4.532	$5.567
Accumulation Unit Value, End of Period	$8.220	$6.272	$4.532	$5.567	$5.751
Number of Units Outstanding, End of Period	199,778	569,455	699,737	688,542	472,797

* The Putnam Allstate Advisor Preferred Contracts were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, the Putnam VT Capital Appreciation - Class IB Sub-Account and Putnam VT Discovery Growth - Class IB Sub-Account ts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities - Class IB Sub-Account , Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Accounts, which were first offered as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.

Putnam Allstate Advisor Preferred Contracts: Accumulation Unit Value and Number of Accumulation Units Outstanding for Each Variable Sub-Account Since Contracts were First Offered* (With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option)(Ages 66-75)

For the Years Beginning January 1* and Ending December 31,
Sub-Accounts	2001	2002	2003	2004
Putnam VT American Government Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.210	$11.942	$11.867
Accumulation Unit Value, End of Period	$11.210	$11.942	$11.867	$11.921
Number of Units Outstanding, End of Period	1,322	1,498	402	586
Putnam VT Capital Appreciation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.067	$5.843	$7.135
Accumulation Unit Value, End of Period	$8.067	$5.843	$7.135	$8.008
Number of Units Outstanding, End of Period	0	111	170	170
Putnam VT Capital Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	$10.000	$12.854
Accumulation Unit Value, End of Period	N/A	N/A	$12.854	$14.857
Number of Units Outstanding, End of Period	N/A	N/A	0	0
Putnam VT Discovery Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$5.150	$3.412	$4.407
Accumulation Unit Value, End of Period	$5.150	$3.412	$4.407	$4.638
Number of Units Outstanding, End of Period	0	0	913	880
Putnam VT Diversified Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.050	$10.415	$12.234
Accumulation Unit Value, End of Period	$10.050	$10.415	$12.234	$13.073
Number of Units Outstanding, End of Period	655	1,426	1,223	121
Putnam VT Equity Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	$10.000	$11.976
Accumulation Unit Value, End of Period	N/A	N/A	$11.976	$13.103
Number of Units Outstanding, End of Period	N/A	N/A	0	3,536
Putnam VT The George Putnam Fund of Boston - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.699	$9.554	$10.941
Accumulation Unit Value, End of Period	$10.699	$9.554	$10.941	$11.585
Number of Units Outstanding, End of Period	465	6,368	8,218	4,764
Putnam VT Global Asset Allocation - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.850	$7.440	$8.874
Accumulation Unit Value, End of Period	$8.850	$7.440	$8.874	$9.474
Number of Units Outstanding, End of Period	0	3,025	4.500	8,731
Putnam VT Global Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$5.133	$3.898	$4.929
Accumulation Unit Value, End of Period	$5.133	$3.898	$4.929	$5.483
Number of Units Outstanding, End of Period	8,348	12,489	12,151	3,641
Putnam VT Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.934	$7.875	$9.815
Accumulation Unit Value, End of Period	$9.934	$7.875	$9.815	$10.672
Number of Units Outstanding, End of Period	2,339	13,077	34,706	36,658
Putnam VT Growth Opportunities - Class IB Sub-Account

Accumulation Unit Value, Beginning of Period	$10.000	$5.127	$3.376	$4.065
Accumulation Unit Value, End of Period	$5.127	$3.376	$4.065	$4.047
Number of Units Outstanding, End of Period	0	0	2,200	4,992
Putnam VT Health Sciences - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.595	$7.479	$8.664
Accumulation Unit Value, End of Period	$9.595	$7.479	$8.664	$9.081
Number of Units Outstanding, End of Period	3,802	7,791	6,723	6,509
Putnam VT High Yield - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$9.380	$9.020	$11.168
Accumulation Unit Value, End of Period	$9.380	$9.020	$11.168	$12.080
Number of Units Outstanding, End of Period	0	0	1,643	1,328
Putnam VT Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$11.145	$11.766	$12.022
Accumulation Unit Value, End of Period	$11.145	$11.766	$12.022	$12.285
Number of Units Outstanding, End of Period	10,878	34,033	42,198	33,550
Putnam VT International Equity - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.118	$5.734	$7.212
Accumulation Unit Value, End of Period	$7.118	$5.734	$7.212	$8.200
Number of Units Outstanding, End of Period	952	10,845	36,502	34,380
Putnam VT International Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.256	$6.530	$8.808
Accumulation Unit Value, End of Period	$8.256	$6.530	$8.808	$10.428
Number of Units Outstanding, End of Period	0	198	961	2,037
Putnam VT International New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$4.797	$3.910	$5.097
Accumulation Unit Value, End of Period	$4.797	$3.910	$5.097	$5.653
Number of Units Outstanding, End of Period	0	237	1,289	14
Putnam VT Investors - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$6.499	$4.581	$5.699
Accumulation Unit Value, End of Period	$6.499	$4.581	$5.699	$6.282
Number of Units Outstanding, End of Period	0	8,732	7,671	7,451
Putnam VT Mid Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	N/A	N/A	$10.000	$12.723
Accumulation Unit Value, End of Period	N/A	N/A	$12.723	$14.373
Number of Units Outstanding, End of Period	N/A	N/A	1,106	2,287
Putnam VT Money Market - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$10.446	$10.348	$10.177
Accumulation Unit Value, End of Period	$10.446	$10.348	$10.177	$10.023
Number of Units Outstanding, End of Period	0	0	1,078	1,078
Putnam VT New Opportunities - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.817	$5.315	$6.887
Accumulation Unit Value, End of Period	$7.817	$5.315	$6.887	$7.434
Number of Units Outstanding, End of Period	478	586	172	171
Putnam VT New Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$12.119	$10.008	$12.973
Accumulation Unit Value, End of Period	$12.119	$10.008	$12.973	$14.653
Number of Units Outstanding, End of Period	2,687	3,804	4,038	3,737
Putnam VT OTC & Emerging Growth - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$3.378	$2.158	$2,866
Accumulation Unit Value, End of Period	$3.378	$2.158	$2.866	$3.044
Number of Units Outstanding, End of Period	0	0	0	0
Putnam VT Research - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$7.609	$5.792	$7.103
Accumulation Unit Value, End of Period	$7.609	$5.792	$7.103	$7.476
Number of Units Outstanding, End of Period	3,139	13,752	17,488	15,293

Putnam VT Small Cap Value - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$13.345	$10.672	$15.627
Accumulation Unit Value, End of Period	$13.345	$10.672	$15.627	$19.300
Number of Units Outstanding, End of Period	369	2,393	4,089	5,053
Putnam VT Utilities Growth and Income - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$8.520	$6.328	$7.730
Accumulation Unit Value, End of Period	$8.520	$6.328	$7.730	$9.197
Number of Units Outstanding, End of Period	5,623	6,739	5,915	1,723
Putnam VT Vista - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$5.640	$3.738	$4.871
Accumulation Unit Value, End of Period	$5.640	$3.738	$4.871	$5.653
Number of Units Outstanding, End of Period	0	336	13,413	12,809
Putnam VT Voyager - Class IB Sub-Account
Accumulation Unit Value, Beginning of Period	$10.000	$6.241	$4.486	$5.483
Accumulation Unit Value, End of Period	$6.241	$4.486	$5.483	$5.636
Number of Units Outstanding, End of Period	6,803	12,811	54,172	44,413

* The Earnings Protection Death Benefit Option was first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities - Class IB Sub-Account, Putnam VT Equity Income - Class IB Sub-Account and Putnam VT Mid Cap Value - Class IB Sub-Account s, which were first offered under the Contract as of May 1, 2003. The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15%.